Guarantor Footnote	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Guarantor Footnote

13. Guarantor and Non-Guarantor Supplemental Financial Information

On November 4, 2015, HomeAway, Inc. (“HomeAway” or the “Company”), Expedia, Inc., a Delaware corporation (“Expedia”), and HMS 1 Inc., a Delaware corporation and a direct 100 percent owned subsidiary of Expedia (“Purchaser”), entered into an Agreement and Plan of Reorganization (the “Merger Agreement”).

Pursuant to the Merger Agreement, on the terms and subject to the conditions set forth in the Merger Agreement, Purchaser commenced an exchange offer (the “Offer”) to purchase any and all of the outstanding shares of HomeAway common stock. The exchange offer is scheduled to expire at 12:00 midnight, Eastern Standard Time, at the end of December 14, 2015.

As soon as practicable following the consummation of the Offer, on the terms and subject to the conditions set forth in the Merger Agreement, (i) Purchaser will be merged with and into HomeAway (the “First Merger”), with HomeAway surviving the First Merger and (ii) immediately following the First Merger, HomeAway will be merged with and into Expedia (the “Second Merger” and together with the First Merger, the “Mergers”), with Expedia surviving the Second Merger.

On December 1, 2015, Expedia entered into an agreement for the private placement of $750 million of 5.000% senior unsecured notes due 2026 (the “Notes”). The private placement of the Notes was completed on December 8, 2015. The Notes were issued pursuant to an indenture dated as of December 8, 2015 (the “Indenture”) between Expedia, the subsidiary guarantors party thereto and The Bank of New York Mellon Trust Company, N.A., as trustee of the Notes (the “Trustee”).

Pursuant to the Indenture, the Notes are required to be guaranteed by certain of Expedia’s domestic subsidiaries and certain future domestic subsidiaries of Expedia. At the effective time of the First Merger, HomeAway’s 100 percent owned domestic subsidiaries (other than Dwellable, Inc.) will enter into a supplement to the Indenture (the “Supplemental Indenture”) whereby HomeAway’s 100 percent owned domestic subsidiaries (other than Dwellable, Inc.) will become guarantors of the Notes. At the effective time of the Second Merger, HomeAway’s 100 percent owned domestic subsidiaries (other than Dwellable, Inc.) will remain guarantors of the Notes. HomeAway will have merged with and into Expedia, which is an obligor under the Notes. Under the Indenture, the guarantees are full, unconditional and joint and several with the exception of certain customary automatic subsidiary release conditions.

Pursuant to a registration rights agreement dated as of December 8, 2015 (the “Registration Rights Agreement”) among Expedia, Goldman, Sachs & Co., J.P. Morgan Securities LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated, as representatives of the several initial purchasers of the Notes, Expedia agreed to use commercially reasonable best efforts to (i) file an exchange offer registration statement with respect to an offer to exchange the Notes and the guarantees thereof for substantially identical Notes and guarantees that are registered under the Securities Act (the “Exchange Offer”); (ii) cause the Exchange Offer registration statement to become effective; and (iii) consummate the Exchange Offer or, if required in lieu thereof, file a shelf registration statement and have it declared effective, in each case, within 365 days of issuance of the Notes. If Expedia fails to satisfy certain of its obligations under the Registration Rights Agreement (a “Registration Default”), it will be required to pay additional interest of 0.25% per annum to the holders of the Notes until such Registration Default is cured.

In contemplation of the closing of the Mergers and the ultimate registration of the Notes, the Company has prepared the condensed consolidated financial information shown below to reflect the effectiveness of the Mergers and HomeAway’s 100 percent owned domestic subsidiaries (other than Dwellable, Inc.) as guarantors of the Notes (and HomeAway as an obligor of the Notes as a result of its merger with and into Expedia).

Condensed Consolidating Balance Sheet

September 30, 2015

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$160,444	$16,647	$124,202	$—	$301,293
Short-term investments	618,343	—	—	—	618,343
Accounts receivable, net	—	14,976	9,043	—	24,019
Income tax receivable	796	—	884	—	1,680
Prepaid expenses and other current assets	4,525	10,532	3,212	—	18,269
Deferred tax assets	7,660	123	1,601	—	9,384
Intercompany receivable	790	13,700	2,482	(16,972)	—

Total current assets	792,558	55,978	141,424	(16,972)	972,988
Investment in subsidiaries	360,176	—	—	(360,176)	—
Property and equipment, net	11,259	43,695	5,819	—	60,773
Goodwill	—	210,300	249,749	—	460,049
Intangible assets, net	1,628	29,234	27,141	—	58,003
Non-marketable investments	37,506	—	2,043	—	39,549
Deferred tax assets	—	—	880	—	880
Other non-current assets	188	318	5,789	—	6,295
Intercompany loans receivable	109,620	18,336	—	(127,956)	—

Total assets	$1,312,935	$357,861	$432,845	$(505,104)	$1,598,537

Liabilities, redeemable noncontrolling interests and stockholders’ equity
Current liabilities:
Accounts payable	$—	$4,280	$3,207	$—	$7,487
Income tax payable	307	(307)	907	—	907
Accrued expenses	183	28,800	21,463	—	50,446
Deferred revenue	—	125,982	67,787	—	193,769
Intercompany payable	231	3,051	13,690	(16,972)	—

Total current liabilities	721	161,806	107,054	(16,972)	252,609
Convertible senior notes, net	329,905	—	—	—	329,905
Deferred revenue, less current portion	—	2,943	38	—	2,981
Deferred tax liabilities	20,167	1,775	2,434	—	24,376
Other non-current liabilities	2,326	8,918	8,573	—	19,817
Intercompany loans payable	—	—	127,956	(127,956)	—

Total liabilities	353,119	175,442	246,055	(144,928)	629,688
Redeemable noncontrolling interests	—	—	9,033	—	9,033
Total stockholders’ equity	959,816	182,419	177,757	(360,176)	959,816

Total liabilities, redeemable noncontrolling interests and stockholders’ equity	$1,312,935	$357,861	$432,845	$(505,104)	$1,598,537

Condensed Consolidating Statement of Operations

Three months ended September 30, 2015

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue:
Listing	$—	$64,319	$43,962	$(1,797)	$106,484
Other	—	22,688	2,217	(707)	24,198

Total revenue	—	87,007	46,179	(2,504)	130,682
Costs and expenses:
Cost of revenue (exclusive of amortization shown separately below)	40	16,671	5,154	(2,504)	19,361
Product development	17	19,307	2,734	—	22,058
Sales and marketing	110	20,028	22,825	—	42,963
General and administrative	1,126	17,451	5,297	—	23,874
Amortization expense	63	1,327	1,429	—	2,819
Intercompany (income) expense, net	—	(3,541)	3,541	—	—

Operating income (loss)	(1,356)	15,764	5,199	—	19,607
Other income (expense):
Equity in earnings of consolidated subsidiaries	14,092	—	—	(14,092)	—
Interest expense	(4,718)	—	(288)	288	(4,718)
Interest income	999	86	130	(288)	927
Other expense, net	151	(185)	(304)	—	(338)

Total other income (expense), net	10,524	(99)	(462)	(14,092)	(4,129)

Income before income taxes	9,168	15,665	4,737	(14,092)	15,478
Income tax (expense) benefit	1,249	(5,962)	(912)	—	(5,625)

Net income	10,417	9,703	3,825	(14,092)	9,853
Less: Impact of noncontrolling interests, net of tax	—	—	(564)	—	(564)

Net income attributable to HomeAway, Inc.	$10,417	$9,703	$4,389	$(14,092)	$10,417

Comprehensive income (loss) attributable to HomeAway, Inc.	$10,693	$9,703	$(15,314)	$(14,092)	$(9,010)

Condensed Consolidating Statement of Operations

Three months ended September 30, 2014

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue:
Listing	$—	$51,232	$46,792	$(1,423)	$96,601
Other	—	19,687	1,884	(1,060)	20,511

Total revenue	—	70,919	48,676	(2,483)	117,112
Costs and expenses:
Cost of revenue (exclusive of amortization shown separately below)	37	13,993	5,379	(2,483)	16,926
Product development	23	17,024	3,165	—	20,212
Sales and marketing	98	18,218	23,918	—	42,234
General and administrative	744	16,383	5,868	—	22,995
Amortization expense	63	1,370	1,964	—	3,397
Intercompany (income) expense, net	—	(6,311)	6,311	—	—

Operating income	(965)	10,242	2,071	—	11,348
Other income (expense):
Equity in earnings of consolidated subsidiaries	7,163	—	—	(7,163)	—
Interest expense	(4,373)	—	(266)	266	(4,373)
Interest income	585	87	146	(266)	552
Other expense, net	(2)	(92)	(1,340)	—	(1,434)

Total other income (expense), net	3,373	(5)	(1,460)	(7,163)	(5,255)

Income before income taxes	2,408	10,237	611	(7,163)	6,093
Income tax (expense) benefit	2,504	(4,196)	847	—	(845)

Net income	4,912	6,041	1,458	(7,163)	5,248
Less: Impact of noncontrolling interests, net of tax	—	—	336	—	336

Net income attributable to HomeAway, Inc.	$4,912	$6,041	$1,122	$(7,163)	$4,912

Comprehensive income loss attributable to HomeAway, Inc.	$4,421	$6,041	$(12,808)	$(7,163)	$(9,509)

Condensed Consolidating Statement of Operations

Nine months ended September 30, 2015

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue:
Listing	$—	$177,996	$128,445	$(5,160)	$301,281
Other	—	70,278	6,356	(2,362)	74,272

Total revenue	—	248,274	134,801	(7,522)	375,553
Costs and expenses:
Cost of revenue (exclusive of amortization shown separately below)	120	50,039	15,835	(7,522)	58,472
Product development	87	56,508	8,640	—	65,235
Sales and marketing	485	67,498	75,867	—	143,850
General and administrative	3,210	52,476	16,429	—	72,115
Amortization expense	188	3,980	4,545	—	8,713
Intercompany (income) expense, net	—	(14,905)	14,905	—	—

Operating income (loss)	(4,090)	32,678	(1,420)	—	27,168
Other income (expense):
Equity in earnings of consolidated subsidiaries	14,994	—	—	(14,994)	—
Interest expense	(13,971)	—	(802)	802	(13,971)
Interest income	2,567	244	417	(802)	2,426
Other expense, net	785	(182)	(1,236)	—	(633)

Total other income (expense), net	4,375	62	(1,621)	(14,994)	(12,178)

Income before income taxes	285	32,740	(3,041)	(14,994)	14,990
Income tax (expense) benefit	5,657	(12,808)	(2,606)	—	(9,757)

Net income (loss)	5,942	19,932	(5,647)	(14,994)	5,233
Less: Impact of noncontrolling interests, net of tax	—	—	(709)	—	(709)

Net income attributable to HomeAway, Inc.	$5,942	$19,932	$(4,938)	$(14,994)	$5,942

Comprehensive income (loss) attributable to HomeAway, Inc.	$6,593	$19,932	$(37,230)	$(14,994)	$(25,699)

Condensed Consolidating Statement of Operations

Nine months ended September 30, 2014

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue:
Listing	$—	$143,882	$138,365	$(3,788)	$278,459
Other	—	56,098	5,466	(2,973)	58,591

Total revenue	—	199,980	143,831	(6,761)	337,050
Costs and expenses:
Cost of revenue (exclusive of amortization shown separately below)	191	40,560	16,301	(6,761)	50,291
Product development	348	48,060	8,544	—	56,952
Sales and marketing	1,237	50,430	65,584	—	117,251
General and administrative	2,300	50,645	16,522	—	69,467
Amortization expense	188	4,038	5,937	—	10,163
Intercompany (income) expense, net	—	(18,064)	18,064	—	—

Operating income (loss)	(4,264)	24,311	12,879	—	32,926
Other income (expense):
Equity in earnings of consolidated subsidiaries	17,831	—	—	(17,831)	—
Interest expense	(8,800)	—	(804)	762	(8,842)
Interest income	1,342	143	394	(762)	1,117
Other expense, net	(46)	(145)	(6,261)	—	(6,452)

Total other income (expense), net	10,327	(2)	(6,671)	(17,831)	(14,177)

Income before income taxes	6,063	24,309	6,208	(17,831)	18,749
Income tax (expense) benefit	7,159	(10,833)	(2,235)	—	(5,909)

Net income	13,222	13,476	3,973	(17,831)	12,840
Less: Impact of noncontrolling interests, net of tax	—	—	(382)	—	(382)

Net income attributable to HomeAway, Inc.	$13,222	$13,476	$4,355	$(17,831)	$13,222

Comprehensive income (loss) attributable to HomeAway, Inc.	$12,580	$13,476	$(1,228)	$(17,831)	$6,997

Condensed Consolidating Statement of Cash Flows

Nine months ended September 30, 2015

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Total
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(8,137)	$92,525	$34,706	$119,094

Cash flows from investing activities
Change in restricted cash	—	—	122	122
Purchases of intangibles and other assets	—	(278)	—	(278)
Purchases and sales of non-marketable investments	(1,866)	—	(2,000)	(3,866)
Purchases of short-term investments	(379,387)	—	—	(379,387)
Proceeds from maturities and redemptions of marketable securities	272,022	—	—	272,022
Proceeds from sales of marketable securities	1,525	—	—	1,525
Net settlement of foreign currency forwards	11,459	—	3,622	15,081
Purchases of property and equipment	(5,188)	(15,322)	(3,282)	(23,792)

Net cash provided by (used in) investing activities	(101,435)	(15,600)	(1,538)	(118,573)

Cash flows from financing activities
Proceeds from exercise of options to purchase common stock	9,640	—	—	9,640
Excess tax benefit from stock-based compensation	8,161	—	—	8,161
Intercompany transfers	77,878	(80,159)	2,281	—

Net cash provided by (used in) financing activities	95,679	(80,159)	2,281	17,801

Effect of exchange rate changes on cash and cash equivalents	—	(96)	(9,258)	(9,354)

Net increase (decrease) in cash and cash equivalents	(13,893)	(3,330)	26,191	8,968
Cash and cash equivalents at beginning of period	174,337	19,977	98,011	292,325

Cash and cash equivalents at end of period	$160,444	$16,647	$124,202	$301,293

Condensed Consolidating Statement of Cash Flows

Nine months ended September 30, 2014

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Total
Cash flows from operating activities
Net cash provided by (used in) operating activities	$12,047	$77,820	$21,548	$111,415

Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	(17,847)	—	(17,847)
Change in restricted cash	—	—	166	166
Purchases of intangibles and other assets	—	(303)	—	(303)
Purchases and sales of non-marketable investments	(10,135)	—	—	(10,135)
Purchases of short-term investments	(473,331)	—	—	(473,331)
Proceeds from maturities and redemptions of marketable securities	23,048	—	—	23,048
Proceeds from sales of marketable securities	4,358	—	—	4,358
Net settlement of foreign currency forwards	(113)	—	(11,898)	(12,011)
Purchases of property and equipment	(276)	(19,486)	(694)	(20,456)

Net cash used in investing activities	(456,449)	(37,636)	(12,426)	(506,511)

Cash flows from financing activities
Proceeds from borrowings on convertible senior notes, net	390,978	—	—	390,978
Proceeds from issuance of warrants	38,278	—	—	38,278
Purchase of convertible note hedge	(85,853)	—	—	(85,853)
Other financing activities	(919)	—	—	(919)
Proceeds from exercise of options to purchase common stock	22,827	—	—	22,827
Excess tax benefit from stock-based compensation	2,583	—	—	2,583
Intercompany tranfers	34,000	(37,500)	3,500	—

Net cash provided by (used in) financing activities	401,894	(37,500)	3,500	367,894

Effect of exchange rate changes on cash and cash equivalents	—	(16)	(5,287)	(5,303)

Net increase (decrease) in cash and cash equivalents	(42,508)	2,668	7,335	(32,505)
Cash and cash equivalents at beginning of period	213,213	22,613	88,782	324,608

Cash and cash equivalents at end of period	$170,705	$25,281	$96,117	$292,103

16. Guarantor and Non-Guarantor Supplemental Financial Information

On November 4, 2015, HomeAway, Inc. (“HomeAway” or the “Company”), Expedia, Inc., a Delaware corporation (“Expedia”), and HMS 1 Inc., a Delaware corporation and a direct 100 percent owned subsidiary of Expedia (“Purchaser”), entered into an Agreement and Plan of Reorganization (the “Merger Agreement”).

Pursuant to the Merger Agreement, on the terms and subject to the conditions set forth in the Merger Agreement, Purchaser commenced an exchange offer (the “Offer”) to purchase any and all of the outstanding shares of HomeAway common stock. The exchange offer is scheduled to expire at 12:00 midnight, Eastern Standard Time, at the end of December 14, 2015.

As soon as practicable following the consummation of the Offer, on the terms and subject to the conditions set forth in the Merger Agreement, (i) Purchaser will be merged with and into HomeAway (the “First Merger”), with HomeAway surviving the First Merger and (ii) immediately following the First Merger, HomeAway will be merged with and into Expedia (the “Second Merger” and together with the First Merger, the “Mergers”), with Expedia surviving the Second Merger.

On December 1, 2015, Expedia entered into an agreement for the private placement of $750 million of 5.000% senior unsecured notes due 2026 (the “Notes”). The private placement of the Notes was completed on December 8, 2015. The Notes were issued pursuant to an indenture dated as of December 8, 2015 (the “Indenture”) between Expedia, the subsidiary guarantors party thereto and The Bank of New York Mellon Trust Company, N.A., as trustee of the Notes (the “Trustee”).

Pursuant to the Indenture, the Notes are required to be guaranteed by certain of Expedia’s domestic subsidiaries and certain future domestic subsidiaries of Expedia. At the effective time of the First Merger, HomeAway’s 100 percent owned domestic subsidiaries (other than Dwellable, Inc.) will enter into a supplement to the Indenture (the “Supplemental Indenture”) whereby HomeAway’s 100 percent owned domestic subsidiaries (other than Dwellable, Inc.) will become guarantors of the Notes. At the effective time of the Second Merger, HomeAway’s 100 percent owned domestic subsidiaries (other than Dwellable, Inc.) will remain guarantors of the Notes. HomeAway will have merged with and into Expedia, which is an obligor under the Notes. Under the Indenture, the guarantees are full, unconditional and joint and several with the exception of certain customary automatic subsidiary release conditions.

Pursuant to a registration rights agreement dated as of December 8, 2015 (the “Registration Rights Agreement”) among Expedia, Goldman, Sachs & Co., J.P. Morgan Securities LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated, as representatives of the several initial purchasers of the Notes, Expedia agreed to use commercially reasonable best efforts to (i) file an exchange offer registration statement with respect to an offer to exchange the Notes and the guarantees thereof for substantially identical Notes and guarantees that are registered under the Securities Act (the “Exchange Offer”); (ii) cause the Exchange Offer registration statement to become effective; and (iii) consummate the Exchange Offer or, if required in lieu thereof, file a shelf registration statement and have it declared effective, in each case, within 365 days of issuance of the Notes. If Expedia fails to satisfy certain of its obligations under the Registration Rights Agreement (a “Registration Default”), it will be required to pay additional interest of 0.25% per annum to the holders of the Notes until such Registration Default is cured.

In contemplation of the closing of the Mergers and the ultimate registration of the Notes, the Company has prepared the condensed consolidated financial information shown below to reflect the effectiveness of the Mergers and HomeAway’s 100 percent owned domestic subsidiaries (other than Dwellable, Inc.) as guarantors of the Notes (and HomeAway as an obligor of the Notes as a result of its merger with and into Expedia).

Condensed Consolidating Balance Sheet

December 31, 2014

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$174,337	$19,977	$98,011	$—	$292,325
Short-term investments	520,844	—	—	—	520,844
Accounts receivable, net	—	12,113	11,076	—	23,189
Income tax receivable	1,168	—	732	—	1,900
Prepaid expenses and other current assets	6,935	7,972	3,006	—	17,913
Deferred tax assets	6,875	123	1,776	—	8,774
Intercompany receivable	324	7,156	3	(7,483)	—

Total current assets	710,483	47,341	114,604	(7,483)	864,945
Investment in subsidiaries	399,286	—	—	(399,286)	—
Property and equipment, net	7,457	42,022	6,694	—	56,173
Goodwill	—	210,300	283,371	—	493,671
Intangible assets, net	1,816	32,938	35,702	—	70,456
Non-marketable investments	35,285	—	—	—	35,285
Deferred tax assets	—	—	1,545	—	1,545
Other non-current assets	228	351	7,474	—	8,053
Intercompany loans receivable	117,480	18,336	—	(135,816)	—

Total assets	$1,272,035	$351,288	$449,390	$(542,585)	$1,530,128

Liabilities, redeemable noncontrolling interests and stockholders’ equity
Current liabilities:
Accounts payable	$—	$6,765	$1,516	$—	$8,281
Income tax payable	(153)	153	1,344	—	1,344
Accrued expenses	202	29,837	20,216	—	50,255
Deferred revenue	—	103,571	66,951	—	170,522
Intercompany payable	1,074	137	6,272	(7,483)	—

Total current liabilities	1,123	140,463	96,299	(7,483)	230,402
Convertible senior notes, net	316,181	—	—	—	316,181
Deferred revenue, less current portion	—	3,133	46	—	3,179
Deferred tax liabilities	20,812	1,777	4,035	—	26,624
Other non-current liabilities	2,111	6,407	3,674	—	12,192
Intercompany loans payable	—	—	135,816	(135,816)	—

Total liabilities	340,227	151,780	239,870	(143,299)	588,578
Redeemable noncontrolling interests	—	—	9,742	—	9,742
Total stockholders’ equity	931,808	199,508	199,778	(399,286)	931,808

Total liabilities, redeemable noncontrolling interests and stockholders’ equity	$1,272,035	$351,288	$449,390	$(542,585)	$1,530,128

Condensed Consolidating Statement of Operations

Fiscal year ended December 31, 2014

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue:
Listing	$—	$195,882	$181,241	$(5,184)	$371,939
Other	—	71,664	6,545	(3,386)	74,823

Total revenue	—	267,546	187,786	(8,570)	446,762
Costs and expenses:
Cost of revenue (exclusive of amortization shown separately below)	230	53,983	21,969	(8,570)	67,612
Product development	391	65,087	11,604	—	77,082
Sales and marketing	1,483	66,628	86,884	—	154,995
General and administrative	3,220	68,039	21,872	—	93,131
Amortization expense	251	5,381	8,284	—	13,916
Intercompany (income) expense, net	—	(19,105)	19,105	—	—

Operating income	(5,575)	27,533	18,068	—	40,026
Other income (expense):
Equity in earnings of consolidated subsidiaries	23,176	—	—	(23,176)	—
Interest expense	(13,290)	—	(1,108)	1,065	(13,333)
Interest income	2,026	227	540	(1,065)	1,728
Other expense, net	(234)	(166)	(6,782)	—	(7,182)

Total other income (expense), net	11,678	61	(7,350)	(23,176)	(18,787)

Income before income taxes	6,103	27,594	10,718	(23,176)	21,239
Income tax (expense) benefit	7,281	(12,476)	(2,077)	—	(7,272)

Net income	13,384	15,118	8,641	(23,176)	13,967
Less: Impact of noncontrolling interests, net of tax	—	—	583	—	583

Net income attributable to HomeAway, Inc.	$13,384	$15,118	$8,058	$(23,176)	$13,384

Comprehensive income (loss) attributable to HomeAway, Inc.	$12,017	$15,118	$(9,496)	$(23,176)	$(5,537)

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2014

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Total
Cash flows from operating activities

Net cash provided by operating activities	$21,249	$99,158	$24,957	$145,364

Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	(17,847)	—	(17,847)
Change in restricted cash	—	—	(501)	(501)
Purchases of intangibles and other assets	—	(473)	—	(473)
Purchases and sales of non-marketable investments	(25,148)	—	—	(25,148)
Purchases of short-term investments	(575,606)	—	—	(575,606)
Proceeds from maturities and redemptions of marketable securities	109,516	—	—	109,516
Proceeds from sales of marketable securities	4,358	—	—	4,358
Net settlement of foreign currency forwards	1,424	—	(1,752)	(328)
Purchases of property and equipment	(5,498)	(24,931)	(1,218)	(31,647)

Net cash used in investing activities	(490,954)	(43,251)	(3,471)	(537,676)

Cash flows from financing activities
Repurchase of redeemable noncontrolling interest	—	—	(1,461)	(1,461)
Proceeds from borrowings on convertible senior notes, net	390,978	—	—	390,978
Proceeds from issuance of warrants	38,278	—	—	38,278
Purchase of convertible note hedge	(85,853)	—	—	(85,853)
Other financing activities	(919)	—	—	(919)
Proceeds from exercise of options to purchase common stock	25,386	—	—	25,386
Excess tax benefit from stock-based compensation	3,092	—	—	3,092
Intercompany transfers	59,867	(58,500)	(1,367)	—

Net cash provided by (used in) financing activities	430,829	(58,500)	(2,828)	369,501

Effect of exchange rate changes on cash and cash equivalents	—	(43)	(9,429)	(9,472)

Net increase (decrease) in cash and cash equivalents	(38,876)	(2,636)	9,229	(32,283)
Cash and cash equivalents at beginning of period	213,213	22,613	88,782	324,608

Cash and cash equivalents at end of period	$174,337	$19,977	$98,011	$292,325